Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Property and Equipment , Net
Property and Equipment, Gross	¥ 169,502	¥ 156,140
Less: Accumulated depreciation	(51,279)	(30,875)
Less: Impairment of property and equipment	(2,039)	(689)
Net book value	116,184	124,576		$ 16,845
Depreciation expenses	21,648	15,086	¥ 9,258
Building
Property and Equipment , Net
Property and Equipment, Gross	99,166	99,166
Leasehold improvements
Property and Equipment , Net
Property and Equipment, Gross	32,685	32,723
Production machinery
Property and Equipment , Net
Property and Equipment, Gross	4,744	3,680
Computers and electrical equipment
Property and Equipment , Net
Property and Equipment, Gross	7,652	8,370
Office equipment, furniture and others
Property and Equipment , Net
Property and Equipment, Gross	¥ 25,255	¥ 12,201